Debt - SVB loan payable and net discount (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
SVB loan payable, current and noncurrent	$ 20,000
SVB Loan payable
Debt Instrument [Line Items]
Principal amount of SVB loan payable	20,000
Final payment amount of SVB loan payable	1,000
Net premium associated with accretion of final payment and other debt issuance costs	(3,073)
SVB loan payable, current and noncurrent	17,927
Less SVB loan payable, current portion	(3,889)
SVB loan payable, noncurrent portion	$ 14,038